Other Operating Income	12 Months Ended
Jun. 30, 2011
Other Operating Income [Abstract]
Other Operating Income
16.	Other operating income

	Years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Continuing operations
Subsidy income	—	—	1,038,507	160,673
Rental income	—	—	787,060	121,770
Training camps and interest groups income	—	—	3,317,820	513,316
Other operating income	—	278,595	368,785	57,056

	—	278,595	5,512,172	852,815